Restructuring And Impairment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011		Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011		Mar. 30, 2013 Segment	Mar. 31, 2012	Sep. 29, 2012 Segment	Oct. 01, 2011 Segment	Oct. 02, 2010
Restructuring and Related Activities [Abstract]
Restructuring costs related to severance, asset impairment, and exit costs	$ 1			$ 3								$ 6	$ 26	$ 31	$ 56	$ 41
Number of reporting segments												4		4	4
Net sales	1,150	1,204	1,242	1,183	1,137	1,229	[1]	1,187	1,104	1,041	[2]	2,222	2,320	4,766	4,561	4,257
Non-cash asset impairment				1									20	20	200	19
Engineered Materials
Restructuring and Related Activities [Abstract]
Number of facilities closed						2									2	4
Net sales														71	106	91
Flexible Packaging
Restructuring and Related Activities [Abstract]
Number of facilities closed						1									1	1
Net sales														24	24	22
Rigid Closed Top, Engineered Materials, And Flexible Packaging Affected By Closures
Restructuring and Related Activities [Abstract]
Number of facilities closed		3												3
Non-cash asset impairment														17	35	19
Rigid Closed Top Affected By Closures
Restructuring and Related Activities [Abstract]
Number of facilities closed						1									1
Net sales														$ 14	$ 14

[1]	(a) Includes a goodwill impairment charge of $165 in fiscal 2011
[2]	(b) Includes a loss on extinguishment of debt of $68 in fiscal 2011